                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-6441
                                    --------------------------------------------

                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                     (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                     ---------------------------

Date of fiscal year end:    12-31
                         -------------------------------------------------------

Date of reporting period:   9-30-2005
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL BOND FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
GOVERNMENT BONDS - 57.7%
AUSTRALIA - 0.9%
AUD     13,100,000          Australia Commonwealth,
                            7.50%, 9/15/09                        $   10,756,669
                                                                 ---------------
BELGIUM - 7.5%
Euro    76,500,000          Kingdom of Belgium,
                            3.00%, 3/28/10                            93,247,449
                                                                 ---------------
CANADA - 2.2%
Euro     3,500,000          Government of Canada,
                            4.875%, 7/7/08                             4,470,089
CAD     21,350,000          Government of Canada,
                            5.75%, 6/1/33                             22,870,276
                                                                 ---------------
                                                                      27,340,365
                                                                 ---------------
DENMARK - 0.6%
DKK     42,000,000          Kingdom of Denmark,
                            6.00%, 11/15/09                            7,655,260
                                                                 ---------------
FRANCE - 14.6%
Euro    31,550,000          Government of France,
                            4.00%, 4/25/09                            39,749,237
Euro     4,700,000          Government of France,
                            5.00%, 10/25/16                            6,570,456
Euro    15,000,000          Government of France,
                            8.50%, 4/25/23                            29,995,459
Euro    17,800,000          Government of France,
                            5.50%, 4/25/29                            27,919,333
Euro    46,100,000          Government of France,
                            5.75%, 10/25/32                           75,898,772
                                                                 ---------------
                                                                     180,133,257
                                                                 ---------------
GERMANY - 14.9%
Euro    66,270,000          German Federal Republic,
                            5.25%, 1/4/11                             89,263,954
Euro     4,300,000          German Federal Republic,
                            6.25%, 1/4/24                              7,091,532
Euro    24,540,000          German Federal Republic,
                            5.625%, 1/4/28                            38,823,197
Euro    33,180,000          German Federal Republic,
                            4.75%, 7/4/34                             48,178,386
                                                                 ---------------
                                                                     183,357,069
                                                                 ---------------
ITALY - 4.7%
Euro    31,990,000          Republic of Italy,
                            7.25%, 11/1/26                            58,065,950
                                                                 ---------------
JAPAN - 4.5%
JPY  4,410,000,000          Government of Japan,
                            0.50%, 6/20/10                            38,323,567
JPY  2,040,000,000          Government of Japan,
                            1.90%, 6/20/25                            17,545,311
                                                                 ---------------
                                                                      55,868,878
                                                                 ---------------
NETHERLANDS - 3.2%
Euro    10,000,000          Kingdom of Netherlands,
                            3.00%, 7/15/06                            12,086,305
Euro    22,780,000          Kingdom of Netherlands,
                            3.00%, 7/15/07                            27,650,673
                                                                 ---------------
                                                                      39,736,978
                                                                 ---------------
SPAIN - 1.2%
Euro    11,680,000          Government of Spain,
                            4.25%, 10/31/07                           14,557,466
                                                                 ---------------

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM - 3.4%
GBP     22,600,000          U.K. Treasury Stock,
                            5.00%, 9/7/14                             41,935,207
                                                                 ---------------
TOTAL GOVERNMENT BONDS                                               712,654,548
(Cost $696,990,304)                                              ---------------

CORPORATE BONDS - 27.4%
FRANCE - 4.7%
Euro    46,850,000          Dexia Municipal Agency,
                            (Covered Bond), 3.50%,
                            9/21/09                                   58,022,418
                                                                 ---------------
GERMANY - 8.8%
Euro    43,400,000          DEPFA Deutsche
                            Pfandbriefbank AG,
                            (Covered Bond),
                            5.50%, 2/12/08                            55,694,254
Euro    42,050,000          Eurohypo AG,
                            (Covered Bond),
                            5.25%, 9/21/07                            53,220,485
                                                                 ---------------
                                                                     108,914,739
                                                                 ---------------
JAPAN - 2.1%
JPY  2,850,000,000          Bayerische Landesbank,
                            1.40%, 4/22/13                            25,428,737
                                                                 ---------------
MULTI-NATIONAL - 3.1%
GBP      5,000,000          European Investment Bank,
                            4.50%, 10/23/08                            8,843,426
GBP     16,150,000          European Investment Bank,
                            5.50%, 12/7/09                            29,648,937
                                                                 ---------------
                                                                      38,492,363
                                                                 ---------------
SPAIN - 4.2%
Euro    42,000,000          Banco Bilbao Vizcaya,
                            4.25%, 9/26/07                            52,202,079
                                                                 ---------------
UNITED KINGDOM - 4.5%
GBP     31,050,000          Network Rail MTN Finance
                            plc, 4.875%, 3/6/09                       55,528,039
                                                                 ---------------
TOTAL CORPORATE BONDS                                                338,588,375
(Cost $348,659,981)                                              ---------------

GOVERNMENT AGENCY SECURITIES - 2.4%
JAPAN - 2.4%
JPY  3,270,000,000          Japan Finance Corp. for
                            Municipal Enterprises,
                            1.55%, 2/21/12                            29,731,616
                                                                 ---------------
(Cost $29,839,343)

SHORT-TERM INVESTMENTS - 11.0%
AUSTRALIA - 1.9%
Euro    20,000,000          ABN Amro Australia Ltd.,
                            0.16%, 10/11/05(1)                        24,015,583
                                                                 ---------------
FRANCE - 2.4%
Euro    20,000,000          Banque Federative Du
                            Credit Mutuel, 0.17%,
                            10/21/05(1)                               24,000,620

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
Euro     5,000,000          France Treasury Bill,
                            0.98%, 11/10/05(1)                         5,994,030
                                                                 ---------------
                                                                      29,994,650
                                                                 ---------------
GERMANY - 5.4%
Euro    55,000,000          German Treasury Bill,
                            1.03%, 11/16/05(1)                        65,910,122
                                                                 ---------------
NETHERLANDS - 1.3%
Euro    13,000,000          Dutch Treasury Certificate,
                            0.97%, 11/30/05(1)                        15,566,289
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS                                         135,486,644
(Cost $137,259,471)                                              ---------------

TEMPORARY CASH INVESTMENTS - 4.0%
UNITED STATES - 4.0%
USD     49,626,000          FHLB Discount Notes,
                            3.18%, 10/3/05(1)                         49,617,233
                                                                 ---------------
(Cost $49,617,233)

TOTAL INVESTMENT SECURITIES - 102.5%                               1,266,078,416
                                                                 ---------------
(Cost $1,262,366,332)

OTHER ASSETS AND LIABILITIES - (2.5)%                               (30,326,732)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,235,751,684
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

    CONTRACTS TO SELL       SETTLEMENT DATE         VALUE       UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------
  5,933,278  AUD for GBP      11/25/2005       $   4,513,563       $    (52,506)
  5,037,360  CAD for GBP      11/25/2005           4,343,126            (72,843)
  1,292,167  CAD for JPY      11/25/2005           1,114,084            (17,458)
  3,878,000  CAD for JPY      11/25/2005           3,343,546            (52,393)
  1,257,349  GBP for SEK      11/25/2005           2,204,058              8,415
600,278,190  JPY for CAD      11/25/2005           5,322,224             55,866
    504,362  AUD for USD      11/25/2005             383,678              4,327
  3,377,707  CAD for USD      11/25/2005           2,912,201            (13,454)
  5,026,587  CAD for USD      11/25/2005           4,320,849            (11,102)
 24,474,477  DKK for USD      11/25/2005           3,955,302             61,912
  3,586,000  Euro for USD     11/25/2005           4,283,626             49,696
  9,719,584  Euro for USD     11/25/2005          11,715,681            128,506
 11,852,702  Euro for USD     11/25/2005          14,286,876             15,365
140,075,412  Euro for USD     11/25/2005         168,842,513          2,716,809
 32,864,388  GBP for USD      11/25/2005          57,887,114            370,708
                                              ----------------------------------------
                                               $ 289,428,441       $  3,191,848
                                              ========================================
(Value on Settlement Date $292,620,289)

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
       CONTRACTS TO BUY        SETTLEMENT DATE        VALUE       UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
     2,543,430  GBP for AUD      11/25/2005       $   4,479,980       $     18,923
     2,444,845  GBP for CAD      11/25/2005           4,306,335             36,052
   119,825,871  JPY for CAD      11/25/2005           1,062,407            (34,219)
   359,630,208  JPY for CAD      11/25/2005           3,188,576           (102,576)
    17,122,580  SEK for GBP      11/25/2005           2,200,350            (12,122)
     6,255,309  CAD for JPY      11/25/2005           5,393,221             15,131
    11,004,395  CAD for USD      11/25/2005           9,487,801             16,849
     3,847,375  Euro for USD     11/25/2005           4,637,505             (9,874)
     5,020,517  Euro for USD     11/25/2005           6,051,574            (18,633)
    32,095,722  Euro for USD     11/25/2005          38,687,178            (25,781)
       829,490  GBP for USD      11/25/2005           1,461,058            (21,075)
    36,582,213  GBP for USD      11/25/2005          64,435,667         (1,704,975)
   693,425,368  JPY for USD      11/25/2005           6,121,679            (67,433)
10,886,811,546  JPY for USD      11/25/2005          96,525,331         (1,828,735)
     4,540,476  NZD for USD      11/25/2005           3,124,937            (36,596)
    21,076,828  SEK for USD      11/25/2005           2,732,550            (14,691)
   240,565,306  SEK for USD      11/25/2005          31,188,592           (462,030)
                                                 ---------------------------------------
                                                  $ 285,084,741       $ (4,251,785)
                                                 =======================================
(Value on Settlement Date $289,336,526)

* Forward foreign currency exchange contracts are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO FINANCIAL STATEMENTS
AUD = Australian Dollar
CAD = Canadian Dollar
DKK = Danish Krone
FHLB = Federal Home Loan Bank
GBP = British Pound
JPY = Japanese Yen
NZD = New Zealand Dollar
SEK = Swedish Krona
USD = United States Dollar
(1) The rate indicated is the yield to maturity at purchase.

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,262,916,060
                                                                 ===============
Gross tax appreciation of investments                            $   28,345,531
Gross tax depreciation of investments                               (25,183,175)
                                                                 ---------------
Net tax appreciation of investments                              $    3,162,356
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:      /s/ William M. Lyons
        --------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    November 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
        --------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    November 29, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Accounting Officer
                    (principal financial officer)

Date:    November 29, 2005